UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10499______

_______BlackRock California Municipal 2018 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)
BlackRock California Municipal 2018 Term Trust (BJZ)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—145.5%
			California—115.3%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps. RB, San Diego Hosp. Assoc. Proj., Ser. C,
			5.375%, 3/01/21	03/14 @ 100	$ 2,172,975
			California GO,
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,176,650
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,682,715
AAA	7,500		Clovis Unified Sch. Dist. GO, Cap. Apprec. Election 2004, Ser. A, Zero Coupon,
			8/01/21, FGIC	No Opt. Call	3,736,200
A	6,500	[3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.125%, 5/01/12	N/A	7,047,755
AAA	3,395		Pub. Fin. Auth. RB, Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,628,440
BBB	20,000		Foothill/Eastern Corridor Agcy. Toll Rd. RB, Cap. Apprec., Zero Coupon, 1/15/21	01/10 @ 53.346	8,433,000
			Hlth. Fac. Fin. Auth. RB, Adventist Hlth. Sys. Proj.,
A	1,075		Ser. A, 5.00%, 3/01/18	03/13 @ 100	1,111,711
A	1,000		Ser. A, 5.00%, 3/01/19	03/13 @ 100	1,029,950
A	2,060		Ser. A, 5.00%, 3/01/20	03/13 @ 100	2,113,086
A	1,355		Ser. A, 5.00%, 3/01/24	03/13 @ 100	1,380,271
			Infrastructure & Econ. Dev. RB,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,101,103
A+	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,838,455
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	995		5.80%, 6/01/21	06/13 @ 100	1,041,914
NR	1,040		5.85%, 6/01/22	06/13 @ 100	1,090,284
NR	1,000		5.90%, 6/01/23	06/13 @ 100	1,049,540
AAA	5,000		Long Beach Harbor Dept. RB, Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,259,550
			Los Angeles Cnty. Pub. Wks. RB, Regl. Park Proj.,
AA	3,220	[3]	Ser. A, 5.00%, 10/01/07	N/A	3,322,428
AA	1,780		Ser. A, 5.00%, 10/01/19	10/07 @ 101	1,829,288
AAA	10,025		Los Angeles Habor Dept. RB, Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,645,046
A2	3,100		Poll. Ctrl. Fin. Auth. Poll. Ctrl. RB, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,424,508
			Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. RB, Republic Svcs., Inc. Proj.,
BBB+	2,500		Ser. B, 5.25%, 6/01/23	No Opt. Call	2,624,450
BBB+	2,500		Ser. C, 5.25%, 6/01/23	No Opt. Call	2,624,450
BBB	4,000		Poll. Ctrl. Sld. Wst. Mgmt. RB, Ser. A, 5.125%, 7/01/31	03/06 @ 100	4,151,040
			Pub. Wks. Brd. RB,
A-	2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,085,387
A2	2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,495,878
AAA	5,000		Riverside Unified Sch. Dist. GO, Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,328,950
			San Bernardino Cnty. Cmnty Facs. ST,
NR	105		5.35%, 9/01/17	09/12 @ 102	108,321
NR	245		5.50%, 9/01/18	09/12 @ 102	254,403
NR	500		5.60%, 9/01/19	09/12 @ 102	521,200
NR	355		5.70%, 9/01/20	09/12 @ 102	371,476
AAA	2,980		San Diego Cnty. COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,167,383
AAA	2,135	[3]	Santa Clara Valley Transp. Auth. Sales Tax RB, Ser. A, 5.00%, 6/01/11, MBIA	N/A	2,272,345
BBB+	5,000		Statewide Cmntys. RB, Dev. Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,173,500
AAA	4,590		Stockton East Wtr. Dist. COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,293,669

					112,587,321

			Multi-State—9.9%
A3	4,000	[4]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,257,920
A3	5,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,359,700

					9,617,620

			Puerto Rico—13.3%
BBB	4,410		Pub. Bldgs. Auth. Gov’t. Facs. RB, Ser. C, 5.75%, 7/01/19	No Opt. Call	4,912,961
Aaa	7,500	[3]	Pub. Fin. Corp. RB, Ser. E, 5.70%, 2/01/10	N/A	8,037,900

					12,950,861

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Trust Territories—4.0%
A	$ 4,000	[4]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	$ 3,936,520

			U.S. Virgin Islands—3.0%
			Pub. Fin. Auth. RB,
BBB	360		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	378,616
BBB	455		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/19	10/14 @ 100	478,200
BBB	460		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/21	10/14 @ 100	480,815
BBB	315		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/22	10/14 @ 100	328,580
BBB	960		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/23	10/14 @ 100	999,331
BBB	300		Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/24	10/14 @ 100	311,652

					2,977,194

			Total Long-Term Investments (cost $137,225,256)		142,069,516

			SHORT-TERM INVESTMENTS—9.3%
			California—7.1%
A-1+	400	[5]	California St. Econ. RB, 3.06%, 4/03/06, FRDD	N/A	400,000
A-1+	1,700	[5]	Econ. Recovery RB, Ser. C-5, 3.06%, 4/03/06, FRDD	N/A	1,700,000
A-1+	2,350	[5]	Newport Beach RB, Hoag Mem. Presbyterian Hosp. Proj., 3.11%, 4/03/06, FRDD	N/A	2,350,000
A-1	2,500	[5]	Riverside Unified Sch. Dist. COP, 3.17%, 4/04/06, FRWD	N/A	2,500,000

					6,950,000

			Pennsylvania—1.7%
A-1+	1,700	[5]	Delaware Cnty. PCRB, Exelon Proj., 3.17%, 4/03/06, FRDD	N/A	1,700,000

	Shares
	(000)

			MONEY MARKET FUNDS—0.5%
NR	450		AIM Tax Free Investment Co. Cash Reserve Porfolio	N/A	450,000

			Total Short-Term Investments (cost $9,100,000)		9,100,000

			Total Investments—154.8% (cost $146,325,2566)		$151,169,516
			Other assets in excess of liabilities—2.1%		2,023,266
			Preferred shares at redemption value, including dividends payable—(56.9)%		(55,544,165)

			Net Assets Applicable to Common Shareholders—100%		$ 97,648,617

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 13.9% of its net assets, with a current market value of $13,554,140, in securities restricted as to resale.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal income tax is $146,324,342. The net unrealized appreciation on a tax basis is $4,845,174, consisting of $5,092,919 gross unrealized appreciation and $247,745 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Municipal 2018 Term Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006